Pensions and Other Postretirement Benefits (Details 2)	12 Months Ended
	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Domestic Plan [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate used to determine benefit obligation	3.95%	3.85%	4.06%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate Used to Determine Service Cost	4.20%	3.85%	4.06%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate Used to Determine Interest Cost	3.38%	3.85%	4.06%
Expected return on plan assets	6.27%	6.27%	6.58%
Rate of compensation increase	3.78%	3.96%	4.06%
Domestic Plan [Member] | Other Postretirement Benefits Plan [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate used to determine benefit obligation	3.86%	3.80%	4.04%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate Used to Determine Service Cost	4.06%	3.80%	4.04%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate Used to Determine Interest Cost	3.24%	3.80%	4.04%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%
Foreign Plan [Member] | Defined Benefit Pension Plans [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate used to determine benefit obligation	3.22%	3.60%	3.51%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate Used to Determine Service Cost	3.39%	3.60%	3.51%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate Used to Determine Interest Cost	2.60%	3.60%	3.51%
Expected return on plan assets	5.00%	5.25%	5.65%
Rate of compensation increase	3.00%	3.00%	3.00%
Foreign Plan [Member] | Other Postretirement Benefits Plan [Member]
Weighted-average assumptions used in determining net periodic benefit costs:
Discount rate used to determine benefit obligation	3.19%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate Used to Determine Service Cost	3.70%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate Used to Determine Interest Cost	2.58%	3.50%	3.50%
Expected return on plan assets	0.00%	0.00%	0.00%
Rate of compensation increase	0.00%	0.00%	0.00%